Document and Entity Information	May 02, 2017
Prospectus:
Document Type	497
Document Period End Date	May 02, 2017
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	May 02, 2017
Document Effective Date	May 02, 2017
Prospectus Date	May 01, 2017
Class I Prospectus | Global Strategist Portfolio | Class I
Prospectus:
Trading Symbol	UIMPX